UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON GLOBAL CURRENTS

INTERNATIONAL ALL CAP OPPORTUNITY FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.9%
Bridgestone Corp.	120,216	$2,304,328	(a)

Automobiles - 2.9%
DaimlerChrysler AG, Registered Shares	47,000	3,436,099	*(a)
Toyota Motor Corp.	90,300	3,734,849	(a)

Total Automobiles		7,170,948

Hotels, Restaurants & Leisure - 5.1%
Carnival PLC	108,900	4,969,058	(a)
Greene King PLC	365,223	2,763,212	(a)
Marston’s PLC	1,540,620	2,523,907	(a)
William Hill PLC	836,410	2,436,572	(a)

Total Hotels, Restaurants & Leisure		12,692,749

Media - 6.5%
Asatsu-DK Inc.	127,700	3,443,447	(a)
Grupo Televisa SA, ADR	179,760	4,325,025	*
Publicis Groupe SA	76,800	3,954,043	(a)
Reed Elsevier NV	357,360	4,652,077	(a)

Total Media		16,374,592

Multiline Retail - 1.9%
Myer Holdings Ltd.	1,290,178	4,689,977	(a)

Specialty Retail - 0.9%
SHIMAMURA Co., Ltd.	24,640	2,204,112	(a)

TOTAL CONSUMER DISCRETIONARY		45,436,706

CONSUMER STAPLES - 8.1%
Beverages - 1.4%
Anheuser-Busch InBev NV Strip VVPRs	72,800	398	*(a)
C&C Group PLC	753,847	3,510,894	(a)

Total Beverages		3,511,292

Food & Staples Retailing - 1.2%
Aeon Co., Ltd.	223,500	2,806,390	(a)

Food Products - 4.6%
Greencore Group PLC	2,034,880	3,060,224	(a)
Unilever NV, CVA	170,806	5,050,924	(a)
Viterra Inc.	289,160	3,378,611

Total Food Products		11,489,759

Tobacco - 0.9%
KT&G Corp.	43,511	2,287,007	(a)

TOTAL CONSUMER STAPLES		20,094,448

ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
BG Group PLC	169,500	3,815,268	(a)
Canadian Natural Resources Ltd.	100,200	4,467,899
Gazprom OAO, ADR	95,710	2,542,285	(a)
Royal Dutch Shell PLC, Class A Shares	161,271	5,691,229
Total SA	4	234	(a)

TOTAL ENERGY		16,516,915

FINANCIALS - 18.0%
Capital Markets - 4.5%
Credit Suisse Group AG, Registered Shares	56,800	2,539,277	(a)
Deutsche Bank AG, Registered Shares	49,597	2,928,510	(a)
F&C Asset Management PLC	4,126,384	5,695,800	(a)
UBS AG, Registered Shares	31	556	*(a)

Total Capital Markets		11,164,143

Commercial Banks - 6.5%
Banco Santander SA	216,130	2,648,103	(a)
Barclays PLC	499,348	2,348,047	(a)
DBS Group Holdings Ltd.	258,100	3,038,881	(a)
HSBC Holdings PLC	258,541	2,820,882	(a)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Commercial Banks - cont’d
Sumitomo Mitsui Financial Group Inc.	160,700	$5,456,959	(a)

Total Commercial Banks		16,312,872

Insurance - 4.7%
AXA	262,796	5,561,958	(a)
MS&AD Insurance Group Holdings Inc.	159,958	3,796,320	(a)
PartnerRe Ltd.	28,570	2,339,312

Total Insurance		11,697,590

Real Estate Management & Development - 2.3%
Cheung Kong Holdings Ltd.	184,000	3,044,829	(a)
GAGFAH SA	271,500	2,732,250	(a)

Total Real Estate Management & Development		5,777,079

TOTAL FINANCIALS		44,951,684

HEALTH CARE - 7.4%
Health Care Providers & Services - 1.9%
Rhoen-Klinikum AG	198,690	4,623,371	(a)

Pharmaceuticals - 5.5%
Astellas Pharma Inc.	59,722	2,277,454	(a)
Bayer AG, Registered Shares	34,630	2,553,836	(a)
Meda AB, Class A Shares	277,450	2,290,228	(a)
Takeda Pharmaceutical Co., Ltd.	58,594	2,817,326	(a)
Teva Pharmaceutical Industries Ltd., ADR	70,350	3,844,627

Total Pharmaceuticals		13,783,471

TOTAL HEALTH CARE		18,406,842

INDUSTRIALS - 14.2%
Airlines - 1.1%
easyJet PLC	469,240	2,852,673	*(a)

Commercial Services & Supplies - 6.0%
Loomis AB, Class B Shares	222,420	3,366,689	(a)
Newalta Corp.	251,500	3,184,720
Shanks Group PLC	2,005,880	3,735,888	(a)
Séché Environnement	35,420	3,032,063	(a)
Tomra Systems ASA	255,313	1,667,040	(a)

Total Commercial Services & Supplies		14,986,400

Construction & Engineering - 1.4%
Foster Wheeler AG	96,560	3,554,373	*

Industrial Conglomerates - 2.9%
Siemens AG, Registered Shares	56,510	7,239,458	(a)

Professional Services - 1.7%
Teleperformance	116,640	4,202,436	(a)

Trading Companies & Distributors - 1.1%
Mitsubishi Corp.	93,762	2,603,890	(a)

TOTAL INDUSTRIALS		35,439,230

INFORMATION TECHNOLOGY - 9.2%
Electronic Equipment, Instruments & Components - 1.0%
Ingenico SA	68,345	2,538,860	(a)

Internet Software & Services - 1.2%
RADVision Ltd.	287,462	2,989,605	*

IT Services - 3.9%
Accenture PLC, Class A Shares	49,880	2,567,324
Cielo SA	241,100	1,789,140
Indra Sistemas SA	146,030	2,748,826	(a)
ITOCHU Techno-Solutions Corp.	71,900	2,500,526	(a)

Total IT Services		9,605,816

Office Electronics - 2.0%
Neopost SA	29,407	2,661,228	(a)
Ricoh Co., Ltd.	170,000	2,415,451	(a)

Total Office Electronics		5,076,679

Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp.	138,800	2,830,406	(a)

TOTAL INFORMATION TECHNOLOGY		23,041,366

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
MATERIALS - 7.5%
Chemicals - 3.7%
Akzo Nobel NV	51,270	$3,204,992	(a)
BASF SE	63,060	4,852,080	(a)
Symrise AG	41,600	1,177,615	(a)

Total Chemicals		9,234,687

Containers & Packaging - 1.0%
Rexam PLC	463,880	2,536,392	(a)

Metals & Mining - 1.6%
Barrick Gold Corp.	84,020	3,991,790

Paper & Forest Products - 1.2%
Sappi Ltd.	566,871	2,869,791	*(a)

TOTAL MATERIALS		18,632,660

TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 3.8%
BCE Inc.	144,120	5,234,578
Swisscom AG, Registered Shares	9,448	4,173,723	(a)

Total Diversified Telecommunication Services		9,408,301

Wireless Telecommunication Services - 2.2%
Vodafone Group PLC	1,956,352	5,498,483	(a)

TOTAL TELECOMMUNICATION SERVICES		14,906,784

UTILITIES - 1.1%
Multi-Utilities - 1.1%
Veolia Environnement	86,750	2,709,935	(a)

TOTAL COMMON STOCKS (Cost - $206,741,017)		240,136,570

	EXPIRATION DATE
RIGHTS - 0.0%
Banco Santander SA (Cost - $33,597)	1/31/11	216,130	40,836	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $206,774,614)			240,177,406

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreements - 3.5%
Interest in $100,000,000 joint tri-party repurchase agreement dated 1/31/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $8,625,050; (Fully collateralized by various U.S. government agency obligations, 4.400% to 5.000% due 5/11/17 to 3/2/20; Market value - $8,797,539) (Cost - $8,625,000)	0.210%	2/1/11	$8,625,000	8,625,000

TOTAL INVESTMENTS - 99.8% (Cost - $215,399,614#)				248,802,406
Other Assets in Excess of Liabilities - 0.2%				406,577

TOTAL NET ASSETS - 100.0%				$249,208,983

*	Non-income producing security.

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

Summary of Investments by Country **

United Kingdom	16.9%
Japan	15.8
Germany	10.8
France	9.9
Canada	8.1
Netherlands	7.5
Switzerland	4.1
Ireland	3.7
Israel	2.7
Sweden	2.3
Spain	2.2
Australia	1.9
Mexico	1.7
Hong Kong	1.2
Singapore	1.2
South Africa	1.2
Luxembourg	1.1
Russia	1.0
Bermuda	0.9
South Korea	0.9
Brazil	0.7
Norway	0.7
Short-term investments	3.5

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2011 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Global Currents International All Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$4,325,025	$41,111,681	—	$45,436,706
Consumer staples	3,378,611	16,715,837	—	20,094,448
Energy	10,159,128	6,357,787	—	16,516,915
Financials	2,339,312	42,612,372	—	44,951,684
Health care	3,844,627	14,562,215	—	18,406,842
Industrials	6,739,093	28,700,137	—	35,439,230
Information technology	7,346,069	15,695,297	—	23,041,366
Materials	3,991,790	14,640,870	—	18,632,660
Telecommunication services	5,234,578	9,672,206	—	14,906,784
Utilities	—	2,709,935	—	2,709,935
Rights	40,836	—	—	40,836

Total long-term investments	$47,399,069	$192,778,337	—	$240,177,406

Short-term investments†	—	$8,625,000	—	$8,625,000

Total investments	$47,399,069	$201,403,337	—	$248,802,406

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,884,150
Gross unrealized depreciation	(7,481,358)

Net unrealized appreciation	$33,402,792

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 23, 2011